Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,305	$ 3,482	$ (1,552)
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit) of: $(915), $(592), and $413 for the years ended December 31, 2022, 2021 and 2020, respectively	(7,473)	(2,133)	1,417
Change in unrealized gains (losses) on securities with credit impairment, net of tax expense (benefit) of: $(1), $1, and $1 for the years ended December 31, 2022, 2021 and 2020, respectively	(2)	3	4
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit) of $361 and $110 for the years ended December 31, 2022 and 2021, respectively.	1,303	397	0
Change in non-performance risk on market risk benefits, net of tax expense (benefit) of $407 and $(92) for the years ended December 31, 2022 and 2021, respectively.	1,468	(332)	0
Total other comprehensive income (loss)	(4,704)	(2,065)	1,421
Comprehensive income (loss)	$ 1,601	$ 1,417	$ (131)